SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 94.8%
	EQUITY - 94.8%
399,663	Communication Services Select Sector SPDR Fund(a)				$ 32,636,481
204,712	Consumer Discretionary Select Sector SPDR Fund(a)				37,644,490
284,541	Consumer Staples Select Sector SPDR Fund(a)				21,727,551
153,105	Energy Select Sector SPDR Fund(a)				14,454,643
1,143,226	Financial Select Sector SPDR Fund(a)				48,152,679
306,700	Health Care Select Sector SPDR Fund(a)				45,308,791
256,439	Industrial Select Sector SPDR Fund(a)				32,301,056
652,000	iShares Core S&P 500 ETF				342,775,959
93,399	Materials Select Sector SPDR Fund(a)				8,675,833
209,971	Real Estate Select Sector SPDR Fund(a)				8,300,154
513,347	Technology Select Sector SPDR Fund(a)				106,914,780
122,123	Utilities Select Sector SPDR Fund(a)				8,017,375
	TOTAL EXCHANGE-TRADED FUNDS (Cost $313,592,896)				706,909,792

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
2,539,029	First American Government Obligations Fund, Class X, 5.23% (Cost $2,539,029)(b)				2,539,029

Contracts(c)
	INDEX OPTIONS PURCHASED - 4.7%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 0.0%(d)
255	S&P 500 Index	04/05/2024	$ 5,550	$ 133,985,925	$ 1,056
336	S&P 500 Index	04/12/2024	5,575	176,546,160	8,400
	TOTAL CALL OPTIONS PURCHASED (Cost - $16,466)				9,456

	PUT OPTIONS PURCHASED - 4.7%
255	S&P 500 Index	04/05/2024	5,030	133,985,925	25,886
336	S&P 500 Index	04/12/2024	5,045	176,546,160	151,872
500	S&P 500 Index	09/20/2024	1,400	262,717,500	1,146
500	S&P 500 Index	09/20/2024	3,400	262,717,500	426,030
500	S&P 500 Index	12/20/2024	2,400	262,717,500	271,252
500	S&P 500 Index	12/20/2024	3,600	262,717,500	1,070,449
1,359	S&P 500 Index	12/19/2025	5,000	714,066,165	32,664,833
	TOTAL PUT OPTIONS PURCHASED (Cost - $63,153,075)				34,611,468

	TOTAL INDEX OPTIONS PURCHASED (Cost - $63,169,541)				$ 34,620,924

SWAN DEFINED RISK FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

					Fair Value

	TOTAL INVESTMENTS - 99.8% (Cost $379,301,466)				$ 744,069,745
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $1,313,138)				(1,160,137)
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $9,237,218)				(4,719,127)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%				7,719,538
	NET ASSETS - 100.0%				$ 745,910,019

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.8)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.2)%
255	S&P 500 Index	04/05/2024	$ 5,290	$ 133,985,925	$ 363,817
336	S&P 500 Index	04/12/2024	5,310	176,546,160	796,320
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $1,313,138)				1,160,137

	PUT OPTIONS WRITTEN - (0.6)%
255	S&P 500 Index	04/05/2024	5,290	133,985,925	1,143,945
336	S&P 500 Index	04/12/2024	5,310	176,546,160	2,200,800
1,000	S&P 500 Index	09/20/2024	2,400	525,435,000	224,467
1,000	S&P 500 Index	12/20/2024	3,000	525,435,000	1,149,915
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $9,237,218)				4,719,127

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $10,550,356)				$ 5,879,264

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2024, the total value of securities held as collateral is $254,345,139.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.

SWAN DEFINED RISK EMERGING MARKETS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUND — 92.2%
	EQUITY - 92.2%
474,800	iShares Core MSCI Emerging Markets ETF(a)				$ 24,499,680
	TOTAL EXCHANGE-TRADED FUND (Cost $22,485,777)

	SHORT-TERM INVESTMENT — 0.3%
	MONEY MARKET FUND - 0.3%
84,747	First American Government Obligations Fund, Class X, 5.23% (Cost $84,747)(b)				84,747

Contracts(c)
	EQUITY OPTION PURCHASED - 6.4%	Expiration Date	Exercise Price	Notional Value
	PUT OPTION PURCHASED - 6.4%
5,961	iShares MSCI Emerging Markets ETF	12/19/2025	$ 40.00	$ 24,487,788	$ 1,710,807
	TOTAL PUT OPTION PURCHASED (Cost - $2,082,048)

	TOTAL INVESTMENTS - 98.9% (Cost $24,652,572)				$ 26,295,234
	CALL OPTION WRITTEN - (0.1)% (Premiums received - $26,378)				(26,820)
	PUT OPTION WRITTEN - (0.1)% (Premiums received - $38,297)				(38,740)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.3%				355,033
	NET ASSETS - 100.0%				$ 26,584,707

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.2)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTION WRITTEN- (0.1)%
1,490	iShares MSCI Emerging Markets ETF	06/21/2024	$ 44.50	$ 6,120,920	$ 26,820
	TOTAL CALL OPTION WRITTEN (Proceeds - $26,378)

	PUT OPTION WRITTEN - (0.1)%
1,490	iShares MSCI Emerging Markets ETF	06/21/2024	38.50	6,120,920	38,740
	TOTAL PUT OPTION WRITTEN (Proceeds - $38,297)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $64,675)				$ 65,560

ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2024, the total value of securities held as collateral is $7,224,000.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK FOREIGN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUND — 94.4%
	EQUITY - 94.4%
330,300	iShares MSCI EAFE ETF(a)				$ 26,377,758
	TOTAL EXCHANGE-TRADED FUND (Cost $18,209,703)

	SHORT-TERM INVESTMENT — 0.8%
	MONEY MARKET FUND - 0.8%
211,320	First American Government Obligations Fund, Class X, 5.23% (Cost $211,320)(b)				211,320

Contracts(c)
	EQUITY OPTION PURCHASED - 4.3%	Expiration Date	Exercise Price	Notional Value
	PUT OPTION PURCHASED - 4.3%
3,303	iShares MSCI EAFE ETF	12/19/2025	$ 75	$ 26,377,758	$ 1,199,037
	TOTAL PUT OPTION PURCHASED (Cost - $1,923,236)

	TOTAL INVESTMENTS - 99.5% (Cost $20,344,259)				$ 27,788,115
	CALL OPTION WRITTEN - (0.1)% (Premiums received - $22,073)				(22,302)
	PUT OPTION WRITTEN - (0.1)% (Premiums received - $34,463)				(37,170)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%				209,338
	NET ASSETS - 100.0%				$ 27,937,981

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.2)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTION WRITTEN- (0.1)%
826	iShares MSCI EAFE ETF	06/21/2024	$ 85	$ 6,596,436	$ 22,302
	TOTAL CALL OPTION WRITTEN (Proceeds - $22,073)

	PUT OPTION WRITTEN - (0.1)%
826	iShares MSCI EAFE ETF	06/21/2024	74	6,596,436	37,170
	TOTAL PUT OPTION WRITTEN (Proceeds - $34,463)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $56,536)				$ 59,472

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2024, the total value of securities held as collateral is $13,496,340.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUND — 91.7%
	EQUITY - 91.7%
65,000	iShares Core S&P 500 ETF(a)				$ 34,172,450
	TOTAL EXCHANGE-TRADED FUND (Cost $18,843,106)

	SHORT-TERM INVESTMENT — 2.2%
	MONEY MARKET FUND - 2.2%
826,298	First American Government Obligations Fund, Class X, 5.23% (Cost $826,298)(b)				826,298

Contracts(c)
	INDEX OPTIONS PURCHASED - 8.2%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS PURCHASED - 5.0%
285	Chicago Board Options Exchange Volatility Index	05/22/2024	$ 14	$ 370,785	$ 57,547
12	S&P 500 Index	04/05/2024	5,550	6,305,220	50
16	S&P 500 Index	04/12/2024	5,575	8,406,960	400
33	S&P 500 Index	12/19/2025	5,400	17,339,355	1,807,691
	TOTAL CALL OPTIONS PURCHASED (Cost - $978,045)				1,865,688

	PUT OPTIONS PURCHASED - 3.2%
12	S&P 500 Index	04/05/2024	5,030	6,305,220	1,218
16	S&P 500 Index	04/12/2024	5,045	8,406,960	7,232
22	S&P 500 Index	09/20/2024	1,400	11,559,570	50
22	S&P 500 Index	09/20/2024	3,400	11,559,570	18,745
22	S&P 500 Index	12/20/2024	2,400	11,559,570	11,935
22	S&P 500 Index	12/20/2024	3,600	11,559,570	47,100
65	S&P 500 Index	12/19/2025	4,700	34,153,275	1,170,810
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,382,177)				1,257,090

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,360,222)				3,122,778

	TOTAL INVESTMENTS - 102.1% (Cost $23,029,626)				$ 38,121,526
	CALL OPTIONS WRITTEN - (2.7)% (Premiums received - $422,443)				(1,018,974)
	PUT OPTIONS WRITTEN - (0.5)% (Premiums received - $421,527)				(223,506)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.1%				392,854
	NET ASSETS - 100.0%				$ 37,271,900

SWAN DEFINED RISK GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts(c)
	WRITTEN INDEX OPTIONS - (3.2)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	CALL OPTIONS WRITTEN- (2.7)%
12	S&P 500 Index	04/05/2024	$ 5,290	$ 6,305,220	$ 17,121
16	S&P 500 Index	04/12/2024	5,310	8,406,960	37,920
33	S&P 500 Index	12/19/2025	5,900	17,339,355	963,933
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $422,443)				1,018,974

	PUT OPTIONS WRITTEN - (0.5)%
285	Chicago Board Options Exchange Volatility Index	05/22/2024	12	370,785	4,400
12	S&P 500 Index	04/05/2024	5,290	6,305,220	53,833
16	S&P 500 Index	04/12/2024	5,310	8,406,960	104,800
44	S&P 500 Index	09/20/2024	2,400	23,119,140	9,877
44	S&P 500 Index	12/20/2024	3,000	23,119,140	50,596
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $421,527)				223,506

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $843,970)				$ 1,242,480

ETF	- Exchange-Traded Fund

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2024, the total value of securities held as collateral is $18,400,550.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2024

Shares					Fair Value
	EXCHANGE-TRADED FUND — 91.4%
	EQUITY - 91.4%
140,000	iShares Russell 2000 ETF(a)				$ 29,442,000
	TOTAL EXCHANGE-TRADED FUND (Cost $18,312,195)

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
375,878	First American Government Obligations Fund, Class X, 5.23% (Cost $375,878)(b)				375,878

Contracts(c)
	INDEX OPTIONS PURCHASED - 7.7%	Expiration Date	Exercise Price	Notional Value
	CALL OPTION PURCHASED - 0.2%
255	Chicago Board Options Exchange Volatility Index	05/22/2024	$ 14	$ 331,755	$ 51,490
	TOTAL CALL OPTION PURCHASED (Cost - $68,847)

	PUT OPTION PURCHASED - 7.5%
140	Russell 2000 Index	12/19/2025	2,150	29,743,658	2,425,829
	TOTAL PUT OPTION PURCHASED (Cost - $3,350,483)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $3,419,330)				2,477,319

	TOTAL INVESTMENTS - 100.3% (Cost $22,107,403)				$ 32,295,197
	CALL OPTIONS WRITTEN - (0.5)% (Proceeds - $136,538)				(147,177)
	PUT OPTIONS WRITTEN - (0.3)% (Proceeds - $180,630)				(110,738)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%				170,346
	NET ASSETS - 100.0%				$ 32,207,628

Contracts(c)
	WRITTEN INDEX OPTIONS - (0.7)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTIONS WRITTEN - (0.4)%
35	Russell 2000 Index	05/17/2024	$ 2,260	$ 7,435,915	$ 60,326
35	Russell 2000 Index	06/21/2024	2,350	7,435,915	55,137
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $103,708)				115,463

	PUT OPTIONS WRITTEN - (0.3)%
255	Chicago Board Options Exchange Volatility Index	05/22/2024	12	331,755	3,937

SWAN DEFINED RISK U.S. SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2024

Contracts(c) (continued)
	WRITTEN INDEX OPTIONS - (0.7)%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - (0.3)% (Continued)
35	Russell 2000 Index	05/17/2024	$ 1,940	$ 7,435,915	$ 33,384
35	Russell 2000 Index	06/21/2024	1,930	7,435,915	57,405
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $143,330)				94,726

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $247,038)				$ 210,189

Contracts(c)
	WRITTEN EQUITY OPTIONS - (0.1)%	Expiration Date	Exercise Price	Notional Value
	CALL OPTION WRITTEN - (0.1)%
894	iShares MSCI EAFE ETF	05/17/2024	$ 83	$ 7,139,484	$ 31,714
	TOTAL CALL OPTION WRITTEN (Proceeds - $32,830)

	PUT OPTION WRITTEN – (0.0)%(d)
894	iShares MSCI EAFE ETF	05/17/2024	75	7,139,484	16,012
	TOTAL PUT OPTION WRITTEN (Proceeds - $37,300)

	TOTAL EQUITY OPTIONS WRITTEN (Proceeds - $70,130)				$ 47,726

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International

(a)	All or a portion of the security is held as collateral for written options. As of March 31, 2024, the total value of securities held as collateral is $25,656,600.
(b)	Rate disclosed is the seven-day effective yield as of March 31, 2024.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to greater than (0.1%).